Capitalization (Tables)	12 Months Ended
Dec. 31, 2017
Capitalization Longterm Debt And Equity [Abstract]
Summary of common stock shares reserved for future issuance

The Company has reserved authorized shares of common stock for future issuance at December 31, 2017 and December 31, 2016 as follows:

	December 31, 2017	December 31, 2016

Conversion of Series C Preferred Stock on a fully-diluted basis	—	5,609,398
Conversion of Series B Preferred Stock on a fully-diluted basis	—	7,642,734
Conversion of Series A Preferred Stock on a fully-diluted basis	—	4,998,895
Conversion of Series 1 Preferred Stock on a fully-diluted basis	—	682,026
Common stock warrants issued with promissory notes	—	16,666
Other common stock warrants	—	3,466
Series 1 Preferred Stock warrants issued with promissory notes	—	21,978
Common stock options outstanding	4,116,333	3,690,058
Options available for grant under Equity Incentive Plans	1,602,687	176,919
	5,719,020	22,842,140